Financial risk management: (Details Textual) $ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended		7 Months Ended		12 Months Ended
	Jun. 02, 2017 MXN ($)	Mar. 08, 2017 USD ($)	Mar. 08, 2017 COP ($)	Oct. 19, 2017 MXN ($)	Mar. 17, 2014 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Apr. 25, 2018	Sep. 20, 2017
Borrowings, interest rate basis								London Inter Bank Offered Rate (LIBOR) plus 1.85%
Borrowings, maturity								2022
Comprehensive income								$ 6,169,315	$ 4,028,903	$ 3,186,955
Closing foreign exchange rate											18.28	19.66
Foreign exchange gain (loss)								192	91
Receivables due from related parties						$ 437		$ 437	$ 1,886,546
Percentage of increase decrease in foreign exchange rate								10.00%	15.00%
Expenses due to natural calamities						294,900	$ 15,000
Loss Contingency, Compensation Sought value		$ 135,779	$ 20,619		$ 1,400
Description of annual compensation								In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (Ps41.2 million pesos).
Airplan [Member]
Key management personnel compensation				$ 3,268
Aerostar [Member]
Comprehensive income						$ 241,157
Key management personnel compensation	$ 34,879
Mexican Peso [Member]
Closing foreign exchange rate						19.66		19.66	20.61
Cancun Airport Services, S. A. de C. V. [member]
Percentage of entity's revenue								59.09%	69.81%	69.58%
Grupo Mexicana [member]
Receivables due from related parties						$ 128		$ 128
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets								$ 128
Increase in interest rate [member] | Floating interest rate [member]
Borrowings, adjustment to interest rate basis									2.59%
Comprehensive income									$ 1,476
Decrease in interest rate [member] | Floating interest rate [member]
Borrowings, adjustment to interest rate basis									4.13%
Comprehensive income									$ 1,659